8. Share-based payments (Details 7) - Nonemployee Common stock warrants - Service and performance conditions [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Outstanding, Beginning	3,000,000
Granted		3,000,000
Outstanding, Ending	3,000,000	3,000,000
Exercisable, Ending	1,000,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 1.20
Granted		$ 1.20
Outstanding, Ending	1.20	$ 1.20
Exercisable, Ending	$ 1.60
Weighted-average Remaining Life (Years)
Outstanding	8 months 12 days
Exercisable	1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending